Significant accounting policies - Reconciliation of the closing balance for accumulated impairments under IAS 39 and the opening balance for accumulated impairments under IFRS 9 (Details) - Accumulated impairment - SEK (kr)
kr in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations
Accumulated impairment	kr 139	kr 155	kr 254
Financial assets
Disclosure of initial application of standards or interpretations
Accumulated impairment		155
Financial assets | Loans and receivable
Disclosure of initial application of standards or interpretations
Accumulated impairment		155
Increase (decrease) due to revaluation
Disclosure of initial application of standards or interpretations
Accumulated impairment		(18)
Increase (decrease) due to revaluation | Financial assets
Disclosure of initial application of standards or interpretations
Accumulated impairment		(21)
Increase (decrease) due to revaluation | Financial assets | Financial assets at amortized cost
Disclosure of initial application of standards or interpretations
Accumulated impairment		(21)
Increase (decrease) due to revaluation | Contingent liabilities and commitments
Disclosure of initial application of standards or interpretations
Accumulated impairment		3
Opening balance under IFRS 9
Disclosure of initial application of standards or interpretations
Accumulated impairment		137
Opening balance under IFRS 9 | Financial assets
Disclosure of initial application of standards or interpretations
Accumulated impairment		134
Opening balance under IFRS 9 | Financial assets | Financial assets at amortized cost
Disclosure of initial application of standards or interpretations
Accumulated impairment		134
Opening balance under IFRS 9 | Contingent liabilities and commitments
Disclosure of initial application of standards or interpretations
Accumulated impairment		kr 3